INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 18, 2025	Apr. 09, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 3,143,000			$ 3,348,000
Syndicated Loan Facility At 4.25 Percent
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 210,000			0
Syndicated Loan Facility At 4.25 Percent | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%
Notes At 3.38 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.38%
Total bank loans and bonds	$ 1,011,000			1,014,000
Notes At 9.00 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	9.00%
Total bank loans and bonds	$ 200,000			0
Legacy Notes At 3.38 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.38%
Total bank loans and bonds	$ 69,000			69,000
Notes at 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.00%		4.00%
Total bank loans and bonds	$ 0			472,000
Notes At 6.30 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.30%	6.30%
Total bank loans and bonds	$ 0			77,000
Legacy Notes At 0.00 Percent | Vesting securities - Tranche 1
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	23,000			24,000
Legacy Notes At 0.00 Percent | Vesting securities - Tranche 2
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	15,000			12,000
Notes At 0.10%
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 0			54,000
Notes At 0.10% | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.10%
Loan At 0.55 Percent | 2026
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 43,000			87,000
Loan At 0.55 Percent | 2028
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 44,600			47,000
Loan At 0.55 Percent | 3m KIBOR | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Loan At 0.55 Percent | 6m KIBOR | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Loan At 0.55 Percent | 6m KIBOR | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Loan At 0.60% | 2031
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 171,000			180,000
Loan At 0.60% | 2032
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	142,800			143,000
Loan At 0.60% | 2034 | Vesting securities - Tranche 1
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	267,650			232,000
Loan At 0.60% | 2034 | Vesting securities - Tranche 2
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	54,000			54,000
Loan At 0.60% | 2035
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 150,000			0
Loan At 0.60% | 3m KIBOR | 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Loan At 0.60% | 6m KIBOR | 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Loan At 0.60% | 6m KIBOR | 2034 | Vesting securities - Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Loan At 0.60% | 6m KIBOR | 2034 | Vesting securities - Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Loan At 0.60% | 6m KIBOR | 2035
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Loan At 3 Percent | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%
Total bank loans and bonds	$ 0			108,000
Loan At 3 Percent | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%
Total bank loans and bonds	$ 0			194,000
Other Borrowings, PMCL
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 0			25,000
Loan At 4.25 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%
Total bank loans and bonds	$ 31,000			53,000
Loan at 7.00% to 12.00%
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 41,000			56,000
Loan at 7.00% to 12.00% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%
Loan at 7.00% to 12.00% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	12.00%
Other Borrowings, Bangalink
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 164,000			105,000
Loan at 18.50 to 20.50 Percent
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 58,000			26,000
Loan at 18.50 to 20.50 Percent | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	18.50%
Loan at 18.50 to 20.50 Percent | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	20.50%
Loan At 15.5 to 16.50 Percent
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 38,000			40,000
Loan At 15.5 to 16.50 Percent | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	15.50%
Loan At 15.5 to 16.50 Percent | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	16.50%
Loan At 20.5 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	20.50%
Total bank loans and bonds	$ 30,000			0
Other Borrowings, KaR-Tel
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	93,000			61,000
Loan At 20 to 22 Percent
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 29,000			29,000
Loan At 20 to 22 Percent | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	20.00%
Loan At 20 to 22 Percent | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	22.00%
Loan at 25.80%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	25.80%
Total bank loans and bonds	$ 0			15,000
Loan At 24.00 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	24.00%
Total bank loans and bonds	$ 28,000			0
Loan At 22 to 23 Percent
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 30,000			0
Loan At 22 to 23 Percent | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	22.00%
Loan At 22 to 23 Percent | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	23.00%
Other Borrowings, Unitel
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 87,000			77,000
Other bank loans and borrowings
Disclosure of detailed information about borrowings [line items]
Total bank loans and bonds	$ 113,000			$ 94,000